Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 13, 2023	Feb. 27, 2023	Apr. 06, 2023	Feb. 28, 2022
Subsequent Event [Line Items]
Common stock dividend declared (in usd per share)		$ 0.62
Share repurchase authorized		$ 450,000		$ 300,000
Uncommitted Money Market Line Credit Agreement | Line of Credit
Subsequent Event [Line Items]
Aggregate borrowing capacity			$ 500,000
Minimum cash advance request			$ 100
Depositary Shares
Subsequent Event [Line Items]
Shares issued and sold (in shares)	22,000,000
Liquidation preference per share (in usd per share)	$ 25
Net proceeds received	$ 533,000
Noncumulative Preferred Stock | Depositary Shares
Subsequent Event [Line Items]
Fractional interest	0.10%
Liquidation preference per share (in usd per share)	$ 25,000
Call/dividend rate reset period	5 years